August 11, 2008
VIA EDGAR AND FEDERAL EXPRESS
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attn: Jeffrey P. Riedler and Sebastian Gomez Abero (Mail Stop 6010)

Re:	Reinsurance Group of America, Incorporated Amendment No. 1 to Registration Statement on Form S-4 (333-152828)
Gentlemen:
We are writing this letter on behalf of Reinsurance Group of America, Incorporated (“RGA” or the “Company”) in connection with the filing of Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement (the “Registration Statement”). We are supplementally providing to the Staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) six blacklined copies of Amendment No. 1 that have been marked to show changes since the previous filing of the Registration Statement on August 6, 2008.
To facilitate your review, please note that Amendment No. 3 reflects, among other things, the following changes:
•	All blanks have been completed, including exchange offer pricing information; and

•	In response the Staff’s comment, the following statement on page 85 has been included under the caption “Federal Securities Law Matters”:
“In connection with the exchange offer, MetLife is an ‘underwriter’ within the meaning of Section 2(a)(11) of the Securities Act of 1933.”
As requested by the Staff in connection with the Company’s Registration Statement on Form S-4 (No. 333-151390), the Company has concurrently filed a Current Report on Form 8-K to disclose the actual discount and limit in connection with the exchange offer.
We appreciate the Staff’s continued review and look forward to hearing from you with respect to Amendment No.1. The Company has concurrently filed its

U.S. Securities and Exchange Commission
Division of Corporation Finance

acceleration request, indicating its desire that the Registration Statement be declared effective by 1:00 p.m., Eastern time, or as soon thereafter as practicable, on August 11, 2008.
If you require any additional information on these matters, or if we can provide you with any other information which will facilitate your review of this filing, please advise us at your earliest convenience. You may reach me at 314-259-2296 or R. Randall Wang at 314-259-2149, or either of us by fax at 314-259-2020.
Very truly yours,
/s/ James R. Levey

cc:	Christine Allen Carlton Tartar

Jack B. Lay, Reinsurance Group of America, Incorporated James L. Lipscomb, MetLife, Inc. Adam O. Emmerich, Wachtell, Lipton, Rosen & Katz David K. Lam, Wachtell, Lipton, Rosen & Katz